AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 16, 2006.

                                                             File Nos. 333-58234
                                                                       811-03859

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  -------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Pre-Effective Amendment No. ___          [ ]

                         Post-Effective Amendment No. 23          [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              Amendment No. 25                    [X]

                        (Check Appropriate Box or Boxes)
                                  -------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ("AIG SUNAMERICA LIFE")
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                         AMERICAN HOME ASSURANCE COMPANY
                               (Name of Guarantor)
                                 70 PINE STREET
                               NEW YORK, NY 10270
              (Address of Guarantor's Principal Offices) (Zip Code)
        Guarantor's Telephone Number, including Area Code: (212) 770-7000

                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on [INSERT DATE if applicable] pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: (i) units of interests in Variable Separate Account of AIG SunAmerica Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

                           VARIABLE SEPARATE ACCOUNT

                               PART A - PROSPECTUS

With the exception of any paragraph that discusses the incorporation of the AIG Annual Report or the financial statements of the Registrant and Depositor, the Prospectus is incorporated by reference to Form N-4, Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 17 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on April 29, 2005, Accession No. 0000950129-05-004370, Post Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on August 29, 2005, Accession No. 0000950148-05-000089 and Post Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on September 20, 2005, Accession No. 0000950129-05-009343 and Post Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on October 24, 2005, Accession No. 0000950129-05-009999.

--------------------------------------------------------------------------------
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                          SUPPLEMENT TO THE PROSPECTUS
                             DATED OCTOBER 24, 2005:
                          PLATINUM II VARIABLE ANNUITY
                           FEATURING PRINCIPAL REWARDS
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE EXISTING "MARKETLOCK" SECTION UNDER THE "OPTIONAL LIVING BENEFITS" HEADING IN THE PROSPECTUS:

MARKETLOCK

WHAT IS MARKETLOCK?

MarketLock is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance.

Please note that this feature and/or its components that permit lifetime withdrawals may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

MarketLock is designed to offer protection of an income stream in the event of a significant market downturn. The feature does guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance.

WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

MARKETLOCK

WHEN AND HOW CAN I ELECT MARKETLOCK?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the older owner. MarketLock cannot be elected if you elect any other optional living benefit.

HOW DOES MARKETLOCK WORK?

MarketLock automatically locks-in the highest Anniversary Value during the first 10 years (or 20 years if you extend the MAV Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY CHANGE. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

birthday and your withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 10 years of your contract. Please see "Can I extend the MAV Evaluation Period beyond 10 years?" below.

             MARKETLOCK SUMMARY TABLE:

                                                     MAXIMUM ANNUAL     INITIAL MINIMUM         MAXIMUM ANNUAL
                                                       WITHDRAWAL          WITHDRAWAL             WITHDRAWAL
                                                  PERCENTAGE* PRIOR TO    PERIOD PRIOR     PERCENTAGE IF EXTENSION
        TIME OF FIRST WITHDRAWAL                     ANY EXTENSION      TO ANY EXTENSION          IS ELECTED
        ------------------------                  --------------------  ----------------   -----------------------
    Before 5th Benefit Year anniversary                    5%               20 years                  5%
    On or after 5th Benefit Year anniversary               7%             14.28 years                 7%
    On or after 10th Benefit Year anniversary             10%               10 years                  7%
    On or after 20th Benefit Year anniversary             10%               10 years                  10%
    On or after the older contract                         5%           Life of the older                5%
    owner's 65th birthday**                                              contract owner

        * If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "How are the components for MarketLock Calculated?" below.

        ** Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts greater than the maximum annual withdrawal amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

In order to determine the Benefit's value, we calculate each of the components as described below.

FURTHER EFFECTS OF WITHDRAWALS ON THE BENEFIT COMPONENTS ARE DESCRIBED BELOW IN "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date as adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions. (See the Spousal Continuation section in the prospectus.) Eligible Purchase Payments are limited to $1 million without our prior approval.

SECOND, we consider the Maximum Anniversary Value ("MAV") EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base is equal to the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "What are the effects of withdrawals on MarketLock?" below.

On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or for Lifetime withdrawals, the age of older owner when the first withdrawal is taken. Applicable percentages are shown in the MarketLock Summary table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below under "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

WHAT IS THE FEE FOR MARKETLOCK?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals . However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary table and under "How are the components for MarketLock calculated?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

    MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

        (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

        (2) Excess withdrawals as described above reduce the MAV Benefit Base as follows: If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

           (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

           (b) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced by the remainder of the withdrawal in the same proportion by which the remaining contract value is reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

    MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock calculated?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

    MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

THE AMOUNT WITHDRAWN
IN A BENEFIT YEAR                        EFFECT ON MINIMUM WITHDRAWAL PERIOD
--------------------                     -----------------------------------
Amounts up to the Maximum Annual         New Minimum Withdrawal Period = the MAV Benefit Base
Withdrawal Amount                        after  withdrawals, divided by the current Maximum
                                         Annual Withdrawal Amount

Amounts in excess of the Maximum         New Minimum Withdrawal Period = the Minimum
Annual Withdrawal Amount                 Withdrawal Period as of  the prior contract
                                         anniversary minus one year

MARKETLOCK EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

    1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older contract owner ; or

    2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

    3.  Any payment option mutually agreeable between you and us.

CAN I EXTEND THE MAV EVALUATION PERIOD BEYOND 10 YEARS?

Yes. At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the Componenets of MarketLock calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

WHAT HAPPENS TO MARKETLOCK UPON A SPOUSAL CONTINUATION?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals will cease upon death of the older owner. A younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life. If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any continuation contribution is included in Anniversary Values. However, spousal continuation contributions are not considered to be Eligible Purchase Payments.

CAN MY NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING WITHDRAWALS UNDER MARKETLOCK UPON MY DEATH?

No. Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. SEE DEATH BENEFITS BELOW.

WHAT HAPPENS TO MARKETLOCK UPON THE LATEST ANNUITY DATE?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

    1.  Annuitize the contract value under the contract's annuity provisions; or

    2. If eligible for lifetime withdrawals, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

    3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

    4.  Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

CAN MARKETLOCK BE CANCELLED?

MarketLock may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect MarketLock after cancellation.

ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK WILL AUTOMATICALLY TERMINATE?

The feature automatically terminates upon the occurrence of one of the following:

    1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

    2.  Annuitization of the contract; or

    3.  Full surrender of the contract; or

    4.  Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

    1.  An ownership change which results in a change of the older owner;* or

    2.  Withdrawals prior to the 65th birthday of the older owner; or

    3.  Death of the older owner; or

    4.  A Spousal Continuation (upon the death of the older owner); or

    5.  A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

THE FOLLOWING REPLACES THE EXISTING MARKETLOCK EXAMPLES APPENDIX OF THE
PROSPECTUS:

MARKETLOCK

The following examples demonstrate the operation of the MarketLock feature:

THE FOLLOWING IS ADDED AS AN ADDITIONAL APPENDIX TO THE PROSPECTUS:

EXAMPLE 1:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $105,000.

Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract Anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first contract anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 / $5,250). Therefore, as of your 1st contract anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's MAV Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

EXAMPLE 2:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 5th contract anniversary. Assume that your contract anniversary values and MAV Benefit Base values are as follows:

          Anniversary         Contract Value     MAV Benefit Base
          -----------         --------------     ----------------
              1st                $105,000            $105,000
              2nd                $115,000            $115,000
              3rd                $107,000            $115,000
              4th                $110,000            $115,000
              5th                $120,000            $120,000

On your 5th anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your 5th contract anniversary is 7% of the MAV Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 / $8,400). Therefore, as of your 5th contract anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock , and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. During your 6th contract Year, after your 5th contract anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount , ($115,500 / $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, plus $6,300 in the last Beneit Year.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. Also assume that during your 6th contract Year, after your 5th contract anniversary, your contract value is $118,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the contract value and the MAV Benefit Base. Your contract value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the MAV Benefit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($106,312 /$109,600= 97%), or $111,600 * 97% which equals
$108,252. Your MAV Benefit Base is the lesser of these two calculations, or $108,252. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your MAV Benefit Base divided by your Minimum Withdrawal Period ($108,252 / 13.28), which equals $8,151.51.






Date: March 31, 2006

                Please keep this supplement with your prospectus.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION


With the exception of any paragraph that discusses the financial statements of the Registrant and Depositor, the Statement of Additional Information is incorporated by reference to Form N-4, Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 17 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on April 29, 2005, Accession No.
0000950129-05-004370, Post Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on August 29, 2005, Accession No.
0000950148-05-000089 and Post Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on September 20, 2005, Accession No. 0000950129-05-009343 and Post Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on October 24, 2005, Accession No. 0000950129-05-009999.

                          PART C -- OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

To be updated by Amendment.

(b) Exhibits

(1)        Resolution Establishing Separate Account                                                      ***
(2)        Form of Custody Agreements                                                                    **
(3)(a)     Form of Distribution Contract                                                                 ***
   (b)     Form of Selling Agreement                                                                     ***
(4)        Variable Annuity Contract                                                                     ****
   (a)     Group Annuity Certificate                                                                     +++++
   (b)     Individual Annuity Contract                                                                   *****
   (c)     (Principal Rewards) Group Annuity Certificate                                                 +++++++
   (d)     (Principal Rewards) Individual Annuity Certificate                                            ++++++
   (f)     Optional Income Protector Endorsement                                                         *
   (g)     Optional Guaranteed Minimum Accumulation Benefit                                              ******
   (h)     Optional Guaranteed Minimum Withdrawal Benefit Endorsement -- Step-Up Options                 +++++++
   (i)     Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value Endorsement          ##
   (j)     Optional Enhanced Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Endorsement                                                                                  To be filed by
                                                                                                         Amendment
(5)        Application for Contract                                                                      *
   (a)     Participant Enrollment Form                                                                   *****
   (b)     Annuity Application                                                                           *****
(6)        Corporate Documents of Depositor
   (a)     Amended and Restated Articles of Incorporation dated December 19, 2001                        ****
   (b)     Articles of Amendment to the Amended and Restated Articles of Incorporation Dated             ++
            September 30, 2002
   (c)     Amended and Restated By-Laws of Depositor dated December 19, 2001                             ****
(7)        Reinsurance Contract
(8)        Material Contracts
   (a)     Anchor Series Trust Fund Participation Agreement                                              ***
   (b)     SunAmerica Series Trust Fund Participation Agreement                                          ***
   (c)     American Funds Form of Fund Participation Agreement                                           +
   (d)     Lord Abbett Form of Fund Participation Agreement                                              +
   (e)     Van Kampen Form of Fund Participation Agreement                                               ++++
   (f)     Nations Annuity Trust Fund Participation Agreement                                            *****
   (g)     Form of WM Variable Trust Fund Participation Agreement                                        #####
   (h)     Form of BB&T Variable Insurance Fund Participation Agreement                                  ##
(9)(a)     Opinion of Counsel and Consent of Depositor                                                   *
   (b)     Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home
            Assurance Company                                                                            ####
(10)       Consent of Independent Registered Public Accounting Firm                                      N/A
(11)       Financial Statements Omitted from Item 23                                                     **
(12)       Initial Capitalization Agreement                                                              **
(13)       Other
   (a)     Diagram and Listing of All Persons Directly or Indirectly Controlled By or Under
            SunAmerica Life Assurance Company, Common Owner Control with AIG
            the Depositor of Registrant                                                                  #
   (b)     Power of Attorney July, 2001 - AIG SunAmerica Life Directors                                  +++
   (c)     Power of Attorney February, 2004 - AIG SunAmerica Life Directors                              +++++
   (d)     Power of Attorney October, 2005 - American Home Directors                                     Filed Herewith
   (e)     Support Agreement of American International Group, Inc.                                       ###
   (f)     General Guarantee Agreement by American Home Assurance Company                                ###

# Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 19 to File Nos. 333-65118 and 811-03859, filed on May 2, 2005, Accession No. 0000950129-05-004429.

## Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 22 to File Nos. 333-58234 and 811-03859, filed on September 20, 2005, Accession No. 0000950129-05-009343.

### Incorporated by reference to Post-Effective Amendment No. 19 and Amendment No. 21 to File Nos. 333-65118 and 811-03859, filed on August 29, 2005, Accession No. 0000950129-05-008177.

#### Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005, Accession No. 0000950134-05-019473.

##### Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-58314 and 811-03859, filed on July 2, 2001,
       Accession No. 0000912057-01-522334.

* Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-58234 and 811-03859, filed on July 3, 2001,
       Accession No. 0000950148-01-501929.

**     Not Applicable

***    Incorporated by reference to Initial Registration Statement of File Nos:
       333-25473 and 811-3859, filed on April 18, 1997, Accession No.
       0000950148-97-000989.

**** Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-25473 and 811-03859, filed on March 20, 1998,
       Accession No. 00950148-98-000534.

***** Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-25473 and 811-03859, filed on April 1, 1999,
       Accession No. 0000950148-99-000658.

+ Incorporated by reference to Post-Effective Amendment No. 15 and Amendment No. 17, File Nos. 333-58234 and 811-03589, filed on April 29, 2002, Accession No. 0000950129-02-004370.

++ Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 4, File Nos. 333-58234 and 811-03859, filed on April 15, 2002,
       Accession No. 0000950148-02-001009.

+++ Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002,
       Accession No. 0000898430-02-003844.

++++ Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001,
       Accession No. 0000950148-01-502065.

+++++ Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 12, File Nos. 333-58234 and 811-03859, filed on April 16, 2004, Accession No. 0000950148-04-000752.

Item 25. Directors and Officers of the Depositor

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                      POSITION
-----------------------   -----------------------------------------------------------
Jay S. Wintrob            Director, Chief Executive Officer
Jana W. Greer  (1)        Director and President
James R. Belardi          Director and Senior Vice President
Marc H. Gamsin            Director and Senior Vice President
N. Scott Gillis  (1)      Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(2)   Director
Gregory M. Outcalt        Senior Vice President
Edwin R. Raquel  (1)      Senior Vice President and Chief Actuary
Christine A. Nixon        Senior Vice President and Secretary
Stewart R. Polakov  (1)   Senior Vice President and Controller
Michael J. Akers  (2)     Senior Vice President
Mallary L. Reznik         Vice President
Edward T. Texeria  (1)    Vice President
Stephen Stone  (1)        Vice President
Virginia N. Puzon         Assistant Secretary

--------------
(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control with Depositor or Registrant

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-05-006884, filed May 31, 2005.

Item 27. Number of Contract Owners

As of January 31, 2006, the number of Polaris Platinum II contracts funded by Variable Separate Account was 26,594 of which 14,788 were qualified contracts and 11,806 were non-qualified contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29. Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:
        AIG SunAmerica Life Assurance Company - Variable Separate Account
        AIG SunAmerica Life Assurance Company - Variable Annuity Account One AIG SunAmerica Life Assurance Company - Variable Annuity Account Two AIG SunAmerica Life Assurance Company - Variable Annuity Account Four AIG SunAmerica Life Assurance Company - Variable Annuity Account Five AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account One
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
        Two
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
        Five
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
        Nine
        SunAmerica Series Trust
        SunAmerica Equity Funds
        SunAmerica Income Funds
        SunAmerica Money Market Funds, Inc.
        SunAmerica Senior Floating Rate Fund, Inc.
        SunAmerica Strategic Investment Series, Inc.
        SunAmerica Focused Series, Inc.
        AIG Series Trust

(b) Directors, Officers and principal place of business:

Officer/Directors*     Position
---------------------  ----------------------------------------------------------
Peter A. Harbeck       Director
J. Steven Neamtz       Director, President  & Chief Executive Officer
Debbie Potash-Turner   Senior Vice President, Chief Financial Officer & Controller
John T. Genoy          Vice President
James Nichols          Vice President
Thomas Lynch           Chief Compliance Officer
Christine A. Nixon**   Secretary
Virginia N. Puzon**    Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

General Representations

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements of American Home in the Registration Statement are current and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain current financial statements of American Home, free of charge upon a contract owner's request.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VARIABLE SEPARATE ACCOUNT has caused these Post-Effective Amendment No. 23 and Amendment No. 25 to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 15th day of February, 2006.

                                VARIABLE SEPARATE ACCOUNT
                                (Registrant)

                                By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                By: /s/ JAY S. WINTROB
                                    ------------------------------------------
                                    JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                (Depositor)

                                By: /s/ JAY S. WINTROB
                                    -------------------------------------------
                                    JAY S. WINTROB, CHIEF EXECUTIVE OFFICER


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 15th day of February, 2006.

 SIGNATURE                                               TITLE                       DATE
 ---------                                               -----                       ----
                                                Chief Executive Officer,        February 15, 2006
*JAY S. WINTROB                                        & Director
------------------------------               (Principal Executive Officer)
JAY S. WINTROB

*JAMES R. BELARDI                                       Director                February 15, 2006
------------------------------
JAMES R. BELARDI

*MARC H. GAMSIN                                         Director                February 15, 2006
------------------------------
MARC H. GAMSIN

*N. SCOTT GILLIS                                 Senior Vice President,         February 15, 2006
------------------------------             Chief Financial Officer & Director
N. SCOTT GILLIS                              (Principal Financial Officer)

*JANA W. GREER                                          Director                February 15, 2006
------------------------------
JANA W. GREER

*STEWART R. POLAKOV                              Senior Vice President          February 15, 2006
------------------------------                        & Controller
STEWART R. POLAKOV                           (Principal Accounting Officer)

/s/ CHRISTINE A. NIXON                              Attorney-in-Fact            February 15, 2006
------------------------------
*CHRISTINE A. NIXON

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 14th day of February, 2006.



                                        By: AMERICAN HOME ASSURANCE COMPANY

                                        By: /s/ ROBERT S. SCHIMEK
                                            ----------------------------
                                            ROBERT S. SCHIMEK,
                                            SENIOR VICE PRESIDENT AND TREASURER

M. BERNARD AIDINOFF*                         Director                       February 14, 2006
----------------------------
M. BERNARD AIDINOFF

STEVEN JAY BENSINGER*                        Director                       February 14, 2006
----------------------------
STEVEN JAY BENSINGER

JOHN QUINLAN DOYLE*                  Director and President                 February 14, 2006
----------------------------
JOHN QUINLAN DOYLE

JEFFREY L. HAYMAN*                           Director                       February 14, 2006
----------------------------
JEFFREY L. HAYMAN

DAVID LAWRENCE HERZOG*                       Director                       February 14, 2006
----------------------------
DAVID LAWRENCE HERZOG

ROBERT EDWARD LEWIS*                         Director                       February 14, 2006
----------------------------
ROBERT EDWARD LEWIS

KRISTIAN PHILIP MOOR*                Director and Chairman                  February 14, 2006
----------------------------
KRISTIAN PHILIP MOOR

WIN JAY NEUGER*                              Director                       February 14, 2006
----------------------------
WIN JAY NEUGER

ERNEST THEODORE PATRIKIS*                    Director                       February 14, 2006
----------------------------
ERNEST THEODORE PATRIKIS

ROBERT MICHAEL SANDLER*                      Director                       February 14, 2006
----------------------------
ROBERT MICHAEL SANDLER

ROBERT S. SCHIMEK*                Director, Senior Vice President           February 14, 2006
----------------------------              and Treasurer
ROBERT S. SCHIMEK

NICHOLAS SHAW TYLER*                         Director                       February 14, 2006
----------------------------
NICHOLAS SHAW TYLER

NICHOLAS CHARLES WALSH*                      Director                       February 14, 2006
----------------------------
NICHOLAS CHARLES WALSH

/s/ ROBERT S. SCHIMEK                     Attorney-in-Fact                  February 14, 2006
----------------------------
ROBERT S. SCHIMEK

                                 EXHIBIT INDEX

EXHIBIT NO.    DESCRIPTION
-----------    -----------
(13)(d)        Power of Attorney - American Home Directors
